Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited Quarterly Financial Data [Line Items]
Revenues	$ 485,868	$ 482,648	$ 464,918	$ 446,448	$ 433,685	$ 424,300	$ 405,975	$ 389,708	$ 1,879,882	$ 1,653,668	$ 1,456,257
Total revenues subsequently reclassified to discontinued operations	(61,782)	(62,026)	(60,712)	(59,313)	(58,665)	(58,552)	(56,906)	(55,700)
Operating income	162,109	155,159	134,698	114,476	128,994	121,285	115,234	90,801	566,442	456,314	284,351
Operating income subsequently reclassified to discontinued operations	(26,105)	(24,708)	(24,290)	(26,413)	(25,728)	(21,496)	(18,896)	(19,241)
(Loss) income from continuing operations	114,239	104,020	6,222	(13,426)	7,496	7,489	(7,935)	(31,876)	211,055	(24,826)	(164,135)
Income from continuing operations subsequently reclassified to discontinued operations	(26,016)	(24,413)	(23,991)	(26,080)	(25,010)	(20,785)	(18,271)	(18,554)
Discontinued operations, net	270,160	132,303	102,093	165,593	99,905	105,488	589,688	164,942	670,149	960,023	460,118
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,016	24,413	23,991	26,080	25,010	20,785	18,271	18,554
Net income	384,399	236,323	108,315	152,167	107,401	112,977	581,753	133,066	881,204	935,197	295,983
Net income available to Common Shares	365,979	218,603	99,797	141,833	99,016	104,382	552,457	123,865	826,212	879,720	269,242
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.729	$ 2.984	$ 0.952
Weighted Average Number of Shares Outstanding, Basic	310,398	301,336	300,193	298,805	295,990	295,831	294,663	292,895	302,701	294,856	282,888
Net income available to Common Shares	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 2.705	$ 2.984	$ 0.952
Weighted average Common Shares outstanding	327,108	318,773	317,648	298,805	312,731	312,844	294,663	292,895	319,766	294,856	282,888
Weighted average Units outstanding									316,554	308,062	296,527
Weighted average Units outstanding									319,766	308,062	296,527
Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	485,868	482,648	464,918	446,448	433,685	424,300	405,975	389,708
Total revenues subsequently reclassified to discontinued operations	(61,782)	(62,026)	(60,712)	(59,313)	(58,665)	(58,552)	(56,906)	(55,700)
Operating income	162,109	155,159	134,698	114,476	128,994	121,285	115,234	90,801
Operating income subsequently reclassified to discontinued operations	(26,105)	(24,708)	(24,290)	(26,413)	(25,728)	(21,496)	(18,896)	(19,241)
(Loss) income from continuing operations	114,239	104,020	6,222	(13,426)	7,496	7,489	(7,935)	(31,876)
Income from continuing operations subsequently reclassified to discontinued operations	(26,016)	(24,413)	(23,991)	(26,080)	(25,010)	(20,785)	(18,271)	(18,554)
Discontinued operations, net	270,160	132,303	102,093	165,593	99,905	105,488	589,688	164,942
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,016	24,413	23,991	26,080	25,010	20,785	18,271	18,554
Net income	384,399	236,323	108,315	152,167	107,401	112,977	581,753	133,066
Net Income (Loss) Available to Common Stockholders, Basic	382,974	229,099	104,529	148,251	103,521	109,124	578,215	129,640
Net income available to Common Shares	$ 1.18	$ 0.73	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Net income available to Common Shares	$ 1.17	$ 0.72	$ 0.33	$ 0.47	$ 0.33	$ 0.35	$ 1.88	$ 0.42
Weighted average Units outstanding	324,364	315,513	314,255	312,011	309,120	308,884	307,954	306,248
Weighted average Units outstanding	327,108	318,773	317,648	312,011	312,731	312,844	307,954	306,248
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	547,650	544,674	525,630	505,761	492,350	482,852	462,881	445,408
Operating income	188,214	179,867	158,988	140,889	154,722	142,781	134,130	110,042
(Loss) income from continuing operations	140,255	128,433	30,213	12,654	32,506	28,274	10,336	(13,322)
Discontinued operations, net	244,144	107,890	78,102	139,513	74,895	84,703	571,417	146,388
Scenario, Previously Reported ERPOP [Member] | Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Revenues	547,650	544,674	525,630	505,761	492,350	482,852	462,881	445,408
Operating income	188,214	179,867	158,988	140,889	154,722	142,781	134,130	110,042
(Loss) income from continuing operations	140,255	128,433	30,213	12,654	32,506	28,274	10,336	(13,322)
Discontinued operations, net	$ 244,144	$ 107,890	$ 78,102	$ 139,513	$ 74,895	$ 84,703	$ 571,417	$ 146,388